COMMITMENTS AND CONTINGENCIES (FY) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Future Minimum Payments Under Operating Leases [Abstract]
2022			$ 471,000
2023			363,000
2024			264,000
Total			1,098,000
General and Administrative Expense [Member]
Lease Agreements [Abstract]
Rent expense	$ 188,000	$ 145,000	629,000	$ 389,000
Maximum [Member]
Lease Agreements [Abstract]
Monthly operating lease payments	2,900		11,000
Minimum [Member]
Lease Agreements [Abstract]
Monthly operating lease payments	$ 11,000		$ 2,900